SCHEDULE OF ASSET ACQUISITION CONTINGENT CONSIDERATION (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Balance as of December 31, 2022		$ 774,900
Balance as of December 31, 2023	$ 774,900
Fair Value, Inputs, Level 3 [Member] | Greens Natural Foods [Member]
Platform Operator, Crypto Asset [Line Items]
Balance as of December 31, 2022	1,108,000	774,900
Remeasurement	(333,100)	(774,900)
Balance as of December 31, 2023	$ 774,900